Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Assets:
Derivative assets		¥ 13,498,000	¥ 16,006,000
Netting	[1]	(12,333,000)	(14,786,000)
Collateralized agreements		15,931,426	16,039,438
Other assets		783,862	1,049,432
Liabilities:
Derivative liabilities	[2]	13,264,000	16,191,000
Netting	[1],[2]	(11,994,000)	(14,697,000)
Short-term borrowings		683,253	634,714
Collateralized financing		15,359,927	15,133,573
Long-term borrowings		4,369,366	4,098,457
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	15,214,000	14,494,000
Derivative assets	[4]	1,165,000	1,220,000
Netting	[4]	(12,333,000)	(14,786,000)
Subtotal, Assets		16,379,000	15,714,000
Loans and receivables	[5]	1,064,000	982,000
Collateralized agreements	[6]	314,000	367,000
Total Assets		18,698,000	18,201,000
Liabilities:
Trading liabilities		8,367,000	7,978,000
Derivative liabilities	[4]	1,279,000	1,495,000
Netting	[4]	(11,994,000)	(14,697,000)
Subtotal, Liabilities		9,646,000	9,473,000
Short-term borrowings	[7]	683,000	635,000
Payables and deposits	[8]	56,000	50,000
Collateralized financing	[6]	475,000	353,000
Long-term borrowings	[7],[9],[10]	4,369,000	4,098,000
Other liabilities	[11]	211,000	445,000
Total Liabilities		15,440,000	15,054,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[12]	3,053,000	3,322,000
Liabilities:
Trading liabilities		1,602,000	2,361,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	70,000	58,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,110,000	1,637,000
Liabilities:
Trading liabilities		988,000	1,039,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	64,000	78,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	6,035,000	4,837,000
Liabilities:
Trading liabilities		5,337,000	4,085,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,363,000	1,394,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		247,000	235,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,000	8,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,039,000	2,393,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,967,000	2,325,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	72,000	68,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	123,000	106,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	51,000	59,000
Liabilities:
Trading liabilities	[14]	0	1,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	298,000	602,000
Liabilities:
Trading liabilities		193,000	256,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,154,000	1,402,000
Liabilities:
Derivative liabilities	[4]	1,540,000	2,229,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	8,297,000	9,632,000
Liabilities:
Derivative liabilities	[4]	7,684,000	9,038,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	426,000	455,000
Liabilities:
Derivative liabilities	[4]	479,000	523,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	3,618,000	4,516,000
Liabilities:
Derivative liabilities	[4]	3,570,000	4,402,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	3,000	1,000
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		444,000	427,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[12]	497,000	711,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Derivative assets	[4],[15]	(12,333,000)	(14,786,000)
Netting	[4],[15]	(12,333,000)	(14,786,000)
Subtotal, Assets	[15]	(12,333,000)	(14,786,000)
Loans and receivables	[5],[15]
Collateralized agreements	[6],[15]
Total Assets	[15]	(12,333,000)	(14,786,000)
Liabilities:
Trading liabilities	[15]
Derivative liabilities	[4],[15]	(11,994,000)	(14,697,000)
Netting	[4],[15]	(11,994,000)	(14,697,000)
Subtotal, Liabilities	[15]	(11,994,000)	(14,697,000)
Short-term borrowings	[7],[15]
Payables and deposits	[8],[15]
Collateralized financing	[6],[15]
Long-term borrowings	[7],[9],[10],[15]
Other liabilities	[11],[15]
Total Liabilities	[15]	(11,994,000)	(14,697,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[12],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14],[15]
Liabilities:
Trading liabilities	[14],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4],[15]
Liabilities:
Derivative liabilities	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[3],[12],[15]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,716,000	7,386,000
Derivative assets	[4]	32,000	43,000
Netting	[4]
Subtotal, Assets		8,748,000	7,429,000
Loans and receivables	[5]
Collateralized agreements	[6]
Total Assets		9,054,000	7,905,000
Liabilities:
Trading liabilities		6,894,000	6,535,000
Derivative liabilities	[4]	22,000	25,000
Netting	[4]
Subtotal, Liabilities		6,916,000	6,560,000
Short-term borrowings	[7]
Payables and deposits	[8]
Collateralized financing	[6]
Long-term borrowings	[7],[9],[10]	11,000	5,000
Other liabilities	[11]	70,000	231,000
Total Liabilities		6,997,000	6,796,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[12]	2,100,000	2,338,000
Liabilities:
Trading liabilities		1,586,000	2,341,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	23,000
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,110,000	1,637,000
Liabilities:
Trading liabilities		988,000	1,039,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	4,206,000	2,838,000
Liabilities:
Trading liabilities		4,152,000	2,912,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]
Liabilities:
Trading liabilities	[14]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	277,000	573,000
Liabilities:
Trading liabilities		168,000	243,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	0	9,000
Liabilities:
Derivative liabilities	[4]	1,000	1,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	25,000	29,000
Liabilities:
Derivative liabilities	[4]	20,000	21,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	3,000	4,000
Liabilities:
Derivative liabilities	[4]	1,000	3,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	1,000	0
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	3,000	1,000
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		122,000	123,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	184,000	353,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	6,134,000	6,742,000
Derivative assets	[4]	13,279,000	15,801,000
Netting	[4]
Subtotal, Assets		19,413,000	22,543,000
Loans and receivables	[5]	941,000	878,000
Collateralized agreements	[6]	301,000	349,000
Total Assets		21,081,000	24,247,000
Liabilities:
Trading liabilities		1,467,000	1,436,000
Derivative liabilities	[4]	13,018,000	15,898,000
Netting	[4]
Subtotal, Liabilities		14,485,000	17,334,000
Short-term borrowings	[7]	597,000	532,000
Payables and deposits	[8]	54,000	49,000
Collateralized financing	[6]	475,000	352,000
Long-term borrowings	[7],[9],[10]	3,847,000	3,546,000
Other liabilities	[11]	117,000	179,000
Total Liabilities		19,575,000	21,992,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[12]	941,000	968,000
Liabilities:
Trading liabilities		16,000	20,000
Recurring [Member] | Level 2 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	62,000	76,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,819,000	1,987,000
Liabilities:
Trading liabilities		1,185,000	1,172,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,231,000	1,259,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		241,000	230,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,032,000	2,387,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,967,000	2,325,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	65,000	62,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	0
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	28,000	36,000
Liabilities:
Trading liabilities	[14]	0	0
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	21,000	29,000
Liabilities:
Trading liabilities		25,000	13,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,047,000	1,318,000
Liabilities:
Derivative liabilities	[4]	1,441,000	2,112,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	8,247,000	9,577,000
Liabilities:
Derivative liabilities	[4]	7,611,000	8,948,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	398,000	427,000
Liabilities:
Derivative liabilities	[4]	416,000	458,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	3,587,000	4,479,000
Liabilities:
Derivative liabilities	[4]	3,550,000	4,380,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	0	0
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		322,000	304,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	104,000	173,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	364,000	366,000
Derivative assets	[4]	187,000	162,000
Netting	[4]
Subtotal, Assets		551,000	528,000
Loans and receivables	[5]	123,000	104,000
Collateralized agreements	[6]	13,000	18,000
Total Assets		896,000	835,000
Liabilities:
Trading liabilities		6,000	7,000
Derivative liabilities	[4]	233,000	269,000
Netting	[4]
Subtotal, Liabilities		239,000	276,000
Short-term borrowings	[7]	86,000	103,000
Payables and deposits	[8]	2,000	1,000
Collateralized financing	[6]		1,000
Long-term borrowings	[7],[9],[10]	511,000	547,000
Other liabilities	[11]	24,000	35,000
Total Liabilities		862,000	963,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[12]	12,000	16,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	47,000	58,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000	2,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	10,000	12,000
Liabilities:
Trading liabilities		0	1,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	132,000	135,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		6,000	5,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,000	8,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,000	6,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,000	6,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	123,000	106,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	23,000	23,000
Liabilities:
Trading liabilities	[14]	0	1,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	0
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	107,000	75,000
Liabilities:
Derivative liabilities	[4]	98,000	116,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	25,000	26,000
Liabilities:
Derivative liabilities	[4]	53,000	69,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	25,000	24,000
Liabilities:
Derivative liabilities	[4]	62,000	62,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	30,000	37,000
Liabilities:
Derivative liabilities	[4]	20,000	22,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]
Liabilities:
Derivative liabilities	[4]
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[12]	¥ 209,000	¥ 185,000

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of September 30, 2021, Nomura offset a total of ¥1,158 billion of cash collateral receivables against net derivative liabilities and ¥1,497 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and September 30, 2021, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥24 billion and ¥32 billion, respectively. As of March 31, 2021 and September 30, 2021, the fair values of these investments which are included in Other assets—Others were ¥4 billion and ¥3 billion, respectively.
[4]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes loans for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[9]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[10]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[11]	Includes loan commitments for which the fair value option has been elected.
[12]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[13]	Private equity and debt investments are typically private non-traded financial instruments including ownership or other forms of junior capital (such as mezzanine loan). Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[15]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.